Income Taxes (Details) - Schedule of Deferred Income Tax Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Income Tax Assets [Abstract]
Deferred income tax assets	$ 60,537	$ 51,919
Valuation allowance	(60,537)	(51,919)
Net total